Schedule of Investments(a)
March 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–96.92%
Aerospace & Defense–4.24%
ATI, Inc.(b)	16,010	$2,328,815
Carpenter Technology Corp.(c)	4,105	1,617,986
Karman Holdings, Inc.(b)	17,091	1,368,134
VSE Corp.(c)	7,352	1,355,709
		6,670,644
Apparel, Accessories & Luxury Goods–1.06%
Kontoor Brands, Inc.(c)	23,635	1,661,304
Asset Management & Custody Banks–0.49%
Galaxy Digital, Inc.(b)	41,960	774,162
Automotive Parts & Equipment–1.17%
Patrick Industries, Inc.(c)	16,537	1,836,765
Biotechnology–4.01%
ADMA Biologics, Inc.(b)	85,088	766,643
Ascendis Pharma A/S, ADR (Denmark)(b)	8,705	1,991,095
BridgeBio Pharma, Inc.(b)(c)	26,159	1,942,567
Halozyme Therapeutics, Inc.(b)	24,803	1,603,018
		6,303,323
Building Products–0.87%
Griffon Corp.	18,875	1,371,835
Cargo Ground Transportation–2.24%
XPO, Inc.(b)	18,093	3,519,993
Coal & Consumable Fuels–0.77%
NexGen Energy Ltd. (Canada)(b)	104,314	1,210,285
Communications Equipment–2.34%
Viavi Solutions, Inc.(b)	110,678	3,683,364
Construction & Engineering–1.59%
IES Holdings, Inc.(b)	5,245	2,499,085
Consumer Finance–0.90%
Dave, Inc.(b)(c)	8,124	1,414,307
Copper–0.96%
ERO Copper Corp. (Brazil)(b)	56,524	1,507,495
Diversified Metals & Mining–1.10%
MP Materials Corp.(b)	35,750	1,725,295
Diversified Support Services–1.04%
OPENLANE, Inc.(b)	55,809	1,626,832
Electrical Components & Equipment–1.56%
EnerSys	9,153	1,590,059
Nextpower, Inc., Class A(b)	7,162	863,379
		2,453,438
Electronic Components–1.98%
Littelfuse, Inc.	9,151	3,105,392
Electronic Equipment & Instruments–3.42%
Advanced Energy Industries, Inc.	11,922	3,847,349
Shares		Value
Electronic Equipment & Instruments–(continued)
Cognex Corp.	31,113	$1,524,226
		5,371,575
Electronic Manufacturing Services–3.08%
Fabrinet (Thailand)(b)	3,202	1,669,907
Sanmina Corp.(b)	24,446	3,169,179
		4,839,086
Environmental & Facilities Services–0.47%
Casella Waste Systems, Inc., Class A(b)	9,320	739,449
Financial Exchanges & Data–1.83%
Bullish (Cayman Islands)(b)(c)	28,097	1,003,906
Miami International Holdings, Inc.(b)	48,181	1,875,204
		2,879,110
Food Distributors–1.51%
Andersons, Inc. (The)(c)	12,998	932,997
Chefs’ Warehouse, Inc. (The)(b)	24,254	1,441,900
		2,374,897
Gold–0.95%
Equinox Gold Corp. (Canada)	50,024	723,347
Triple Flag Precious Metals Corp. (Canada)	22,300	774,033
		1,497,380
Health Care Facilities–1.13%
Encompass Health Corp.	18,325	1,772,577
Health Care Services–3.86%
BrightSpring Health Services, Inc.(b)	102,140	4,352,185
Guardant Health, Inc.(b)	18,615	1,719,468
		6,071,653
Heavy Electrical Equipment–1.16%
Forgent Power Solutions, Inc.(b)	62,527	1,830,165
Homebuilding–1.80%
Installed Building Products, Inc.	5,323	1,411,394
M/I Homes, Inc.(b)	11,605	1,421,032
		2,832,426
Hotels, Resorts & Cruise Lines–1.67%
Travel + Leisure Co.(c)	37,822	2,616,904
Independent Power Producers & Energy Traders–1.06%
Talen Energy Corp.(b)(c)	5,236	1,671,488
Industrial Machinery & Supplies & Components–5.61%
Crane Co.	8,927	1,526,517
Gates Industrial Corp. PLC(b)	64,914	1,467,706
Helios Technologies, Inc.	11,200	724,752
ITT, Inc.	18,665	3,556,242
SPX Technologies, Inc.(b)	7,687	1,536,939
		8,812,156
Industrial REITs–0.94%
STAG Industrial, Inc.(c)	41,138	1,483,436
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Shares		Value
Investment Banking & Brokerage–2.44%
Piper Sandler Cos.	28,884	$2,211,070
Stifel Financial Corp.	21,929	1,620,992
		3,832,062
Leisure Products–1.29%
Acushnet Holdings Corp.	21,655	2,024,309
Life Sciences Tools & Services–2.18%
ICON PLC(b)	9,572	1,059,238
Repligen Corp.(b)(c)	11,156	1,314,400
Stevanato Group S.p.A. (Italy)	77,067	1,059,671
		3,433,309
Oil & Gas Equipment & Services–1.57%
Kodiak Gas Services, Inc.	42,378	2,471,485
Oil & Gas Exploration & Production–2.93%
Chord Energy Corp.(c)	8,721	1,239,952
Matador Resources Co.	19,666	1,242,498
Range Resources Corp.	46,916	2,119,665
		4,602,115
Oil & Gas Refining & Marketing–1.01%
Par Pacific Holdings, Inc.(b)	18,990	1,189,534
Sunococorp LLC	6,326	389,998
		1,579,532
Oil & Gas Storage & Transportation–1.23%
DT Midstream, Inc.(c)	14,396	1,938,709
Pharmaceuticals–1.65%
Axsome Therapeutics, Inc.(b)	9,327	1,576,449
Prestige Consumer Healthcare, Inc.(b)	17,181	1,018,318
		2,594,767
Property & Casualty Insurance–0.95%
Skyward Specialty Insurance Group, Inc.(b)	34,025	1,486,212
Real Estate Services–0.96%
Newmark Group, Inc., Class A	100,920	1,512,791
Regional Banks–9.75%
Ameris Bancorp	33,205	2,589,658
Associated Banc-Corp	61,341	1,586,278
Bancorp, Inc. (The)(b)	29,233	1,570,689
Nicolet Bankshares, Inc.	13,968	2,075,924
SouthState Bank Corp.	25,581	2,366,754
Western Alliance Bancorporation	33,042	2,341,026
Wintrust Financial Corp.(c)	20,044	2,784,914
		15,315,243
Restaurants–1.08%
Cheesecake Factory, Inc. (The)	30,919	1,692,815
Shares		Value
Semiconductor Materials & Equipment–4.23%
Entegris, Inc.(c)	22,120	$2,593,349
MKS, Inc.	17,658	4,057,985
		6,651,334
Semiconductors–4.72%
Allegro MicroSystems, Inc.(b)(c)	45,526	1,435,435
MACOM Technology Solutions Holdings, Inc.(b)	20,694	4,595,516
Rambus, Inc.(b)	16,153	1,389,643
		7,420,594
Specialized Consumer Services–1.11%
Frontdoor, Inc.(b)	32,874	1,737,720
Specialty Chemicals–1.72%
Perimeter Solutions, Inc.(b)	60,460	1,476,433
Quaker Chemical Corp.(c)	9,834	1,221,678
		2,698,111
Trading Companies & Distributors–3.29%
Applied Industrial Technologies, Inc.	10,897	2,891,192
WESCO International, Inc.(c)	8,316	2,275,424
		5,166,616
Total Common Stocks & Other Equity Interests (Cost $116,375,704)		152,313,545
Money Market Funds–3.17%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(d)(e)	1,741,568	1,741,568
Invesco Treasury Portfolio, Institutional Class, 3.56%(d)(e)	3,234,367	3,234,367
Total Money Market Funds (Cost $4,975,935)		4,975,935
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $121,351,639)		157,289,480
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–14.01%
Invesco Private Government Fund, 3.63%(d)(e)(f)	6,127,413	6,127,413
Invesco Private Prime Fund, 3.80%(d)(e)(f)	15,893,864	15,895,454
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,023,090)		22,022,867
TOTAL INVESTMENTS IN SECURITIES–114.10% (Cost $143,374,729)		179,312,347
OTHER ASSETS LESS LIABILITIES—(14.10)%		(22,160,586)
NET ASSETS–100.00%		$157,151,761
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2026.

	Value December 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,466,305	$5,112,739	$(4,837,476)	$-	$-	$1,741,568	$6,309
Invesco Treasury Portfolio, Institutional Class	2,723,738	9,495,087	(8,984,458)	-	-	3,234,367	11,630
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,442,925	19,122,266	(19,437,778)	-	-	6,127,413	50,203*
Invesco Private Prime Fund	16,751,972	47,507,630	(48,362,669)	(223)	(1,256)	15,895,454	135,977*
Total	$27,384,940	$81,237,722	$(81,622,381)	$(223)	$(1,256)	$26,998,802	$204,119

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$152,313,545	$—	$—	$152,313,545
Money Market Funds	4,975,935	22,022,867	—	26,998,802
Total Investments	$157,289,480	$22,022,867	$—	$179,312,347
Invesco V.I. Small Cap Equity Fund